Trade Accounts Receivable (Details) - Schedule of Changes in Expected Credit Losses - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Changes in Expected Credit Losses [Abstract]
Balance at the beginning of the period	$ (84,913)	$ (82,636)
Additions	(13,460)	(9,740)
Write-offs/Reversals	8,488	9,711
Exchange rate variation	752	(997)
Balance at the end of the period	$ (89,133)	$ (83,662)